Significant Accounting Policies - Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease asset	$ 7,176	$ 9,730
Operating lease liability	$ 7,085
Restatement adjustment | ASU 2016-02, "Leases (Topic 842)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease asset			$ 14,400
Operating lease liability			$ 14,900